Note 29 - Treasury Shares Treasury Stock - Treasury Stock (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom Of Range Member
Treasury Stock Line Items
Percentage Treasury Stock	0.008%	0.138%	0.20%
Top Of Range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.464%	0.746%	0.85%
Closing range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.215%	0.213%	0.709%